EMPLOYEES BENEFITS PLANS	12 Months Ended
Dec. 31, 2022
Employees Benefits Plans
EMPLOYEES BENEFITS PLANS

20.	EMPLOYEES BENEFITS PLANS
20.1	Supplementary pension plans

The Company is the sponsor of the following pension plans for its employees and executives: i) Plan II –Variable Contribution with Defined Benefit option – closed for admissions; ii) Plan III – Defined Contribution –open for admissions; and iii) FAF Plan – Defined Benefit - closed for admissions.

These plans are managed by BRF Previdência, a closed supplementary pension entity, of non-economic and non-profit nature, and through its Deliberative Board, is responsible for defining pension objectives and policies, as well as establishing fundamental guidelines aa well as organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, in the proportion of 2/3 and 1/3 respectively.

20.1.1.	Defined benefit plans

The Plan II is a variable contribution plan structured as defined contribution during the accumulation of mathematic provisions and at the benefit grant date the beneficiary may choose to convert the accumulated balance in a lifetime monthly income (defined benefit). The main related actuarial risks are (i) survival rates above the mortality tables and (ii) actual return on equity below the actual discount rate.

The FAF (Fundação Attílio Francisco Xavier Fontana) Plan aims to complement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”). The benefit is calculated based on the income of the participant and the amounts vary according to the type of the retirement, the length of the service and other criteria defined by the plan. The main actuarial risks related are: (i) survival rates above the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on equity below the actual discount rate, (v) changes to the rules of social security, and (vi) actual family composition of the retired employee or executive different than the established assumption.

The actuarial calculations of the plans managed by BRF Previdência are prepared annually by independent specialists and reviewed by Management, according to the rules in force.

In the case of a deficit in the plans results, the sponsor, the participants and the beneficiaries, must support the plan according to the proportion of their contributions.

The economic benefit presented as an asset considers only the portion of the surplus that is actually recoverable. The recovery of the surplus on the plans is through reductions in future contributions.

20.1.2.	Defined contribution plan

The Plan III is a defined contribution plan, in which the contributions are known and the benefit depends directly on the contributions made by participants and sponsors, on the contribution time and on the returns obtained through the investment of the contributions. The contributions made by the Company in the year ended December 31, 2022 amounted R$25,507 (R$24,528 for the year ended December 31, 2021). On December 31, 2022, the plan had 39,715 participants (40,553 participants as of December 31, 2021).

When the participants of the Plans II and III terminate the employment relationship with the sponsor, the unused balance of the contributions made by the sponsor forms a surplus fund that may be used to compensate future contributions of the sponsor.

20.1.3.	Rollforward of defined benefit and variable contribution

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.22	12.31.21	12.31.22	12.31.21
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,121,348	3,340,497	20,822	23,981
Fair value of assets	(3,603,611)	(3,547,727)	(22,745)	(22,298)
(Surplus) Deficit	(482,263)	(207,230)	(1,923)	1,683
Irrecoverable surplus - (asset ceiling)	482,263	207,230	1,923	-
Net actuarial (assets) liabilities	-	-	-	1,683

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	207,230	175,981	-	167
Interest on irrecoverable surplus	18,152	13,181	-	12
Changes in irrecoverable surplus during the year	256,881	18,068	1,923	(179)
Ending balance of irrecoverable surplus	482,263	207,230	1,923	-

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,340,497	3,377,234	23,981	23,256
Interest on actuarial obligations	283,241	246,073	1,997	1,627
Current service cost	23,189	26,741	-	-
Past service cost - plan changes	(32,526)	-	(546)	-
Benefit paid	(213,804)	(169,962)	(1,838)	(1,712)
Actuarial losses - experience	(36,292)	325,778	(1,358)	4,278
Actuarial losses - hypothesis	(242,957)	(465,367)	(1,414)	(3,468)
Ending balance of actuarial liabilities	3,121,348	3,340,497	20,822	23,981

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,547,727)	(3,553,215)	(22,298)	(24,170)
Interest income on assets plan	(301,394)	(259,254)	(1,851)	(1,694)
Benefit paid	213,804	169,962	1,838	1,712
Return on assets higher (lower) than projection	31,706	94,780	(434)	1,854
Ending Balance of the fair value of the assets	(3,603,611)	(3,547,727)	(22,745)	(22,298)

Rollforward of comprehensive income
Beginning balance	26,741	37,883	(2,485)	(2,734)
Reversion to accumulated losses	(26,741)	(37,883)	2,485	2,734
Actuarial gains (losses)	311,776	139,589	2,772	(810)
Return on assets higher (lower) than projection	(31,705)	(94,780)	434	(1,854)
Changes on irrecoverable surplus	(256,881)	(18,068)	179	179
Ending balance of comprehensive income	23,190	26,741	3,385	(2,485)

Costs recognized in statement of income
Current service costs	(23,190)	(26,741)	-	-
Interest on actuarial obligations	(283,241)	(246,073)	(1,997)	(1,627)
Projected return on assets	301,394	259,254	1,851	1,694
Interest on irrecoverable surplus	(18,153)	(13,181)	-	(12)
Costs recognized in statement of income	(23,190)	(26,741)	(146)	55

Estimated costs for the next year
Costs of defined benefit	(18,153)	(23,190)	-	-
Estimated costs for the next year	(18,153)	(23,190)	-	-

20.1.4.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.22	12.31.21	12.31.22	12.31.21
Actuarial assumptions
Economic hypothesis
Discount rate	9.75%	8.76%	9.73%	8.68%
Inflation rate	3.50%	3.25%	3.50%	3.25%
Wage growth rate	4.60%	4.34%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic, by gender	AT-2000 smoothed by 10%	AT-2000 Basic, by gender	AT-2000 smoothed by 10%
Mortality schedule - Disabled	CSO-58	CSO-58	CSO-58	CSO-58
Demographic data
Number of active participants	5,669	6,054	-	-
Number of beneficiary participants assisted	7,884	7,565	51	52

20.1.5.	The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.22		12.31.21		12.31.22		12.31.21
Composition of the fund's portfolio
Fixed income	2,385,591	66.2%	2,308,861	65.1%	19,969	87.8%	19,386	86.9%
Variable income	421,622	11.7%	517,259	14.6%	1,115	4.9%	1,106	5.0%
Real estate	342,343	9.5%	334,905	9.4%	23	0.1%	20	0.1%
Structured investments	454,055	12.6%	321,779	9.1%	1,638	7.2%	1,527	6.8%
Foreign	-	-	45,411	1.3%	-	-	259	1.2%
Transactions with participants	-	-	19,512	0.5%	-	-	-	-
	3,603,611	100.0%	3,547,727	100.0%	22,745	100.0%	22,298	100.0%
% of nominal return on assets	8.50%		7.49%		8.30%		7.25%

20.1.6.	Expected benefit payments and average term of payments

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2023	227,705	1,869
2024	226,703	1,853
2025	226,168	1,835
2026	225,999	1,814
2027	226,916	1,789
2028 to 2032	1,147,585	8,437
Weighted average duration - in years	10.95	8.90

20.1.7.	Sensitivity analysis of the defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2022 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	9.75%	10.75%	3,475,721	8.75%	2,826,339
Wage growth rate (1)	1.06%	2.06%	3,179,369	0.06%	3,072,449
(1)	Actual rate.

20.2	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.22	12.31.21
Medical assistance	119,729	195,345
F.G.T.S. Penalty (1)	60,657	53,881
Award for length of service	112,225	98,474
Other	228,701	204,885
	521,312	552,585

Current	64,367	54,354
Non-current	456,945	498,231
(1)	FGTS – Government Severance Indemnity Fund for Employees

The Company has the policy to offer the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement:

20.2.1.	Medical plan

The Company offers a medical plan with fixed contribution to the retired employees according to the Law No. 9,656/98.

It is ensured to the retired employee that has contributed to the health plan during the employment relationship for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage existing when the employment contract was in force. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

20.2.2.	F.G.T.S. penalty by dismissal on retirement

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. However, when the employee is retired through INSS and is dismissed from the Company, the Company may, in certain cases, enter into a mutual agreement granting the payment of the benefit equivalent to the 20% penalty on the F.G.T.S. balance. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

20.2.3.	Award for length of service

The Company has the policy to reward active employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration. The main related actuarial risks rare (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

20.2.4.	Other - Brazil
i.	Retirement compensation

On retirement, employees with more than 8 years of services rendered to the Company are eligible for additional compensation. The main actuarial related risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

ii.	Life insurance

The Company offers life insurance benefits to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance, with the period of benefit varying from 2 to 3 years. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

20.2.5.	Other – Foreign entities

The Company has a liability recorded for defined benefit plans to certain subsidiaries located in Turkey, Saudi Arabia, Qatar, United Arab Emirates, Oman and Kuwait, related to end of service payments when certain conditions are met, which varies based on the labor laws for each country. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

20.2.6.	Rollforward of actuarial liabilities

The rollforward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Composition of actuarial liabilities
Present value of actuarial liabilities	119,729	195,345	60,657	53,881	112,225	98,474	228,700	203,202
Net actuarial liabilities	119,729	195,345	60,657	53,881	112,225	98,474	228,700	203,202

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616
Interest on actuarial liabilities	16,805	13,694	4,071	15,711	7,997	6,656	15,388	10,377
Current service costs	678	-	2,480	14,833	5,221	6,319	22,804	23,375
Past service costs (2)	-	40,800	-	(135,180)	-	-	-	15,847
Benefits paid directly by the Company	(8,811)	(9,008)	(11,482)	(6,173)	(14,542)	(15,163)	(26,633)	(19,739)
Business combination	-	2,081	-	-	-	-	-	286
Actuarial (gains) losses - experience	(55,928)	(6,892)	13,589	991	17,357	10,853	15,764	9,289
Actuarial (gains) losses - demographic hypothesis	(12,325)	(6,403)	2,237	(91,531)	1,935	(7,125)	1,623	(13,165)
Actuarial (gains) losses - economic hypothesis	(16,035)	(24,729)	(4,119)	(26,999)	(4,217)	(11,974)	19,775	(11,396)
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	(23,223)	(11,288)
Ending balance of liabilities	119,729	195,345	60,657	53,881	112,225	98,474	228,700	203,202

Rollforward of the fair value of the assets
Benefits paid directly by the Company	8,811	9,008	11,482	6,173	14,542	15,163	26,633	19,739
Contributions of the sponsor	(8,811)	(9,008)	(11,482)	(6,173)	(14,542)	(15,163)	(26,633)	(19,739)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(34,720)	(72,744)	6,636	(110,903)	-	-	(84,050)	(102,324)
Actuarial gains (losses)	84,288	38,024	(11,707)	117,539	-	-	(37,162)	15,272
Exchange variation	-	-	-	-	-	-	37,204	3,002
Ending balance of comprehensive income	49,568	(34,720)	(5,071)	6,636	-	-	(84,008)	(84,050)

Costs recognized in statement of income
Interest on actuarial liabilities	(16,805)	(13,694)	(4,071)	(15,711)	(7,997)	(6,656)	(15,388)	(10,377)
Current service costs	(678)	-	(2,480)	(14,833)	(5,221)	(6,319)	(22,804)	(23,375)
Past service costs (2)	-	(40,800)	-	135,180	-	-	-	(15,847)
Immediate recognition of reduction	-	-	-	-	(15,075)	8,246	-	-
Cost recognized in statement of income	(17,483)	(54,494)	(6,551)	104,636	(28,293)	(4,729)	(38,192)	(49,599)

Estimated costs for the next year
Current service costs	508	(551)	2,669	(2,480)	5,707	(5,221)	(22,804)	(20,720)
Interest on actuarial liabilities	11,434	(16,805)	5,052	(4,071)	10,104	(7,997)	(15,388)	(12,646)
Estimated costs for the next year	11,942	(17,356)	7,721	(6,551)	15,811	(13,218)	(38,192)	(33,366)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.
(2)	Refers to addition of medical plan managed by BRF S.A. and change in the internal policy for FGTS penalty.

20.2.7.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Economic hypothesis
Discount rate	9.73%	8.75%	9.66%	8.62%	8.71%	7.11%
Inflation rate	3.50%	3.25%	3.50%	3.25%	4.88%	9.04%
Medical inflation	6.60%	6.35%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.50%	3.25%	4.88%	9.04%
F.G.T.S. balance growth	N/A	N/A	3.70%	3.70%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic	AT-2000 smoothed by 10%	AT-2000 Basic	AT-2000 smoothed by 10%
Disability entry schedule	N/A	N/A	Vindas Álvaro's attenuated 30%	RRB-44
Schedule of turnover - BRF's historical	2022	2021	2022	2021
Demoraphic data
Number of active participants	13,776	14,584	91,490	96,635
Number of assisted beneficiary participants	1,610	1,686	-	-
(1)	Includes retirement compensation and life insurance benefits.

20.2.8.	Expected benefit payments and average duration of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2023	4,650	16,723	15,254	27,740	64,367
2024	5,157	4,552	16,485	17,807	44,001
2025	5,687	4,933	14,363	18,858	43,841
2026	6,282	5,666	13,658	19,145	44,751
2027	6,919	5,992	12,324	20,237	45,472
2028 to 2032	44,451	37,766	62,940	131,600	276,757
Weighted average duration - in years	17.16	5.68	5.27	9.28	8.35

20.2.9.	Sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2022, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	9.74%	10.74%	102,879	8.74%	141,159
Medical inflation	6.60%	7.60%	141,105	5.60%	102,687
F.G.T.S. penalty
Discount rate	9.66%	10.66%	57,668	8.66%	64,023
Wage growth rate	3.50%	4.50%	54,466	2.50%	53,345
Turnover	Historical	+3%	44,883	-3%	66,993